Significant accounting policies - Exchange Rates (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Canadian dollar
Schedule of Foreign Currency [Line Items]
Foreign current exchange rate at year end	1.37	1.44	1.32
Average foreign currency exchange rate	1.40	1.37	1.35
Euro
Schedule of Foreign Currency [Line Items]
Foreign current exchange rate at year end	0.85	0.96	0.90
Average foreign currency exchange rate	0.89	0.92	0.92
RMB
Schedule of Foreign Currency [Line Items]
Foreign current exchange rate at year end	6.99	7.30	7.10
Average foreign currency exchange rate	7.19	7.20	7.08